UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-NT

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ];       Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Merrill Lynch, Pierce, Fenner and Smith Inc.
Address:          4 World Financial Center
                  New York, New York 10080

13F File Number: 028-00962

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan N. Santelli
Title:   Assistant Secretary
Phone:   (212) 670-0404
Signature, Place, and Date of Signing:


/s/ Jonathan N. Santelli
-----------------------
Jonathan N. Santelli
Signature

New York, New York
August 12, 2004

Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-03554			Merrill Lynch & Co., Inc.